Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Related party disclosures

17. Related party disclosures

Compensation of key management personnel of the Company

	2025	2024	2023
	(in thousands)
	£	£	£
Short-term employee benefits	2,384	2,021	2,684
Pension and other benefits	121	145	145
Share-based payments	8,196	1,456	3,154
	10,701	3,622	5,983

The amounts disclosed in the table above are the amounts recognized as an expense during the reporting year. As at December 31, 2025, the Company had outstanding amounts due to key management personnel of £0.7 million (December 31, 2024: £0.1 million).